Trade and Other Receivables and Assets	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Trade and Other Receivables and Assets
Note 7 - Trade and Other Receivables and Assets

	December 31
	2019	2018
	€ in thousands
Current Assets - Other receivables:
Government authorities	781	2,706
Income receivable	1,075	3,830
Interest receivable	38	6
Current tax	-	195
Current Maturities of loan to an equity accounted investee	-	415
Trade receivable	805	156
Inventory	284	-
Derivatives (refer to Note 21)	94	-
Forward contracts closed (1)	-	529
Loan to others (2)	-	3,500
Prepaid expenses and other	1,805	1,286
	4,882	12,623
Non-current Assets - Long term receivables:
Advance tax payment	-	996
Prepaid expenses associated with long term loans	12,218	-
Annual rent deposits	30	27
Other	1	432
	12,249	1,455

(1)
The Company closed euro/USD forward contracts with an accumulated profit of approximately €529 thousand (approximately $606 thousand) and received between January and March 2019 an amount of €531 thousand.

(2)
In November 2018, Talasol provided an amount of €3,500 thousand to METKA EGN Limited, the EPC contractor of the Talasol Project, for the purpose of securing or executing main supply contracts for the execution of the EPC agreement with Metka. The amount was repaid in May 2019.

(3)	Prepaid commission expenses paid in connection with the credit Talasol project finance.